Income Tax - Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Change In Uncertain Tax Positions [Abstract]
Beginning balance	$ 339	$ 451	$ 674
Decrease due to lapses in statute of limitations	(312)	(144)	(215)
Exchange difference	1	32	(8)
Ending balance	$ 28	$ 339	$ 451